UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  11/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $    1,696,001
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Adobe Systems                  COM            00724F101     1581    48738 SH       DEFINED                 0   48738      0
American Reprographics Co.     COM            029263100     7108  1664687 SH       DEFINED              6500 1463957 194230
Ametek Inc.                    COM            031100100     7574   213656 SH       DEFINED             22422  191234      0
Amphenol Corp. Cl A            COM            032095101    22323   379133 SH       DEFINED             27634  351499      0
Anheuser Busch Inbev Spn ADR   COM            03524A108     2301    26782 SH       DEFINED                 0   26782      0
Ann Inc.                       COM            035623107    25096   665135 SH       DEFINED             11308  577137  76690
Ascena Retail Group Inc.       COM            04351G101    53855  2510737 SH       DEFINED              9450 2184437 316850
Atlas Air Worldwide Holdings,  COM            049164205    55238  1069874 SH       DEFINED             23100  946199 100575
CR Bard Inc.                   COM            067383109     6203    59275 SH       DEFINED              6258   53017      0
Cabot Corp.                    COM            127055101    36196   989784 SH       DEFINED             16081  859388 114315
Cabot Microelectronics         COM            12709P103    34383   978444 SH       DEFINED             15525  868762  94157
CapLease, Inc.                 COM            140288101    10623  2054657 SH       DEFINED              8100 1801902 244655
Clean Harbors Inc.             COM            184496107    83408  1707427 SH       DEFINED             36079 1516148 155200
Coach Inc.                     COM            189754104     1601    28575 SH       DEFINED                 0   28575      0
Cognex Corp                    COM            192422103    20084   580792 SH       DEFINED              2235  503152  75405
Copart Inc.                    COM            217204106    63342  2284667 SH       DEFINED             32164 1997848 254655
Covanta Holding Corp           COM            22282E102    51141  2980268 SH       DEFINED             62087 2601976 316205
Curtiss-Wright Corp            COM            231561101    39191  1198500 SH       DEFINED             24149 1114471  59880
Devon Energy Corp.             COM            25179M103     1306    21595 SH       DEFINED                 0   21595      0
Drew Industries                COM            26168L205    12258   405760 SH       DEFINED              1575  353980  50205
Entegris Inc.                  COM            29362U104    33588  4131360 SH       DEFINED             52270 3601795 477295
Esterline Technologies Corp    COM            297425100    35905   639565 SH       DEFINED              2370  598070  39125
FTI Consulting                 COM            302941109    24983   936411 SH       DEFINED             14424  819072 102915
Graco Inc.                     COM            384109104    43521   865580 SH       DEFINED             14789  750785 100006
Haemonetics Corp.              COM            405024100    47519   592507 SH       DEFINED             11072  523855  57580
Heico Corp - Class A           COM            422806208    42514  1393441 SH       DEFINED             24766 1219216 149459
Henry Schein, Inc.             COM            806407102    11270   142268 SH       DEFINED             11091  131177      0
IDEX Corp.                     COM            45167R104    55582  1330661 SH       DEFINED             24711 1166585 139365
Ingredion Inc.                 COM            457187102    72132  1307694 SH       DEFINED             25565 1153444 128685
Innophos Holdings, Inc.        COM            45774N108    14044   289630 SH       DEFINED              1130  250480  38020
Intrepid Potash Inc.           COM            46121Y102    21659  1008329 SH       DEFINED              3840  875359 129130
Iron Mountain Inc.             COM            462846106    16639   487798 SH       DEFINED             33474  454324      0
Kaman Corp                     COM            483548103    23927   667223 SH       DEFINED              2800  619423  45000
Kar Auction Services Inc.      COM            48238T109    49808  2523189 SH       DEFINED              9190 2204344 309655
Kaydon Corp                    COM            486587108     3407   152517 SH       DEFINED               570  133242  18705
Kennametal Inc.                COM            489170100    37413  1008973 SH       DEFINED             23208  875542 110223
Laboratory Corporation of Amer COM            50540R409     6756    73064 SH       DEFINED              6170   66894      0
Linear Technology Corp.        COM            535678106    10392   326590 SH       DEFINED             21239  305351      0
Markel Corp.                   COM            570535104    13387    29198 SH       DEFINED              2114   27084      0
MasterCard, Inc. CL-A          COM            57636Q104     2739     6067 SH       DEFINED                 0    6067      0
Mid-America Apartment Communit COM            59522J103    10681   163543 SH       DEFINED               655  141573  21315
Nabors Industries Ltd          COM            G6359F103     3333   237555 SH       DEFINED             20381  217174      0
O'Reilly Automotive Inc.       COM            67103H107    15685   187576 SH       DEFINED             15465  172111      0
Orthofix International NV      COM            N6748L102    34871   779230 SH       DEFINED              2915  682770  93545
Pall Corporation               COM            696429307    14277   224870 SH       DEFINED             16614  208256      0
Power Integrations Inc.        COM            739276103    26826   881011 SH       DEFINED              3250  768468 109293
Precision Castparts Corp       COM            740189105     7591    46472 SH       DEFINED              3109   43363      0
RBC Bearings Inc.              COM            75524B104    43018   894355 SH       DEFINED              3325  778545 112485
RLI Corp.                      COM            749607107    15433   231512 SH       DEFINED               800  202407  28305
Ritchie Brothers Auctioneers   COM            767744105    11975   622739 SH       DEFINED              2570  538374  81795
Rockwell Collins Inc.          COM            774341101     8692   162050 SH       DEFINED             12489  149561      0
SandRidge Energy Inc.          COM            80007P307    11786  1689752 SH       DEFINED             37960 1493051 158741
Semtech Corp.                  COM            816850101    34390  1367947 SH       DEFINED              5125 1192857 169965
Simpson Manufacturing          COM            829073105    59078  2064206 SH       DEFINED             37484 1829487 197235
Solera Holdings Inc.           COM            83421A104    11301   257592 SH       DEFINED             16435  241157      0
TD Ameritrade Holding Corp.    COM            87236Y108     6660   433315 SH       DEFINED             26080  407235      0
Techne Corp                    COM            878377100     8459   117580 SH       DEFINED              8489  109091      0
Teledyne Inc.                  COM            879360105    29380   463477 SH       DEFINED              1900  430202  31375
Teva Pharmaceutical Industries COM            881624209     1386    33480 SH       DEFINED                 0   33480      0
Tiffany & Co.                  COM            886547108    12782   206565 SH       DEFINED             13170  193395      0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Titan International Inc.       COM            88830M102    10943   619675 SH       DEFINED              2440  535075  82160
UGI Corp.                      COM            902681105    51760  1630236 SH       DEFINED             30064 1428607 171565
United Stationers, Inc.        COM            913004107    29433  1129008 SH       DEFINED             24028  978488 126492
Visa Inc-Class A Shares        COM            92826C839     2412    17965 SH       DEFINED                 0   17965      0
Warnaco Group                  COM            934390402    34731   669196 SH       DEFINED              2600  578837  87759
Waste Connections Inc.         COM            941053100    69194  2287418 SH       DEFINED             36440 2010959 240019
Woodward Inc.                  COM            980745103    27927   821874 SH       DEFINED              3230  710044 108600